Financial assets - impairments (Tables)	12 Months Ended
Dec. 31, 2017
Financial assets - impairments
Schedule of movement in provision for impairment losses on loan and advances

	Group
	Individually	Collectively
	assessed	assessed	Latent	2017	2016
	£m	£m	£m	£m	£m
At 1 January	249	1,127	187	1,563	5,335
Transfers to disposal groups	—	—	—	—	(1,200)
Transfers from fellow subsidiaries	37	49	14	100	—
Currency translation and other adjustments	(3)	3	—	—	368
Amounts written-off	(100)	(477)	—	(577)	(2,946)
Recoveries of amounts previously written-off	7	66	—	73	61
Charge/(release) to income statement
- from continuing operations	99	203	9	311	125
- from discontinued operations	—	—	—	—	(106)
Unwind of discount (recognised in interest income)
- from continuing operations	(4)	(27)	—	(31)	(37)
- from discontinued operations	—	—	—	—	(37)

At 31 December	285	944	210	1,439	1,563

	Bank
	Individually	Collectively
	assessed	assessed	Latent	2017	2016
	£m	£m	£m	£m	£m
At 1 January	201	1,004	167	1,372	1,692
Currency translation and other adjustments	(2)	4	—	2	2
Amounts written-off	(77)	(431)	—	(508)	(468)
Recoveries of amounts previously written-off	4	63	—	67	26
Charge/(release) to income statement	59	187	9	255	155
Unwind of discount (recognised in interest income)	(3)	(26)	—	(29)	(35)

At 31 December	182	801	176	1,159	1,372

Summary of impairment charge/(release) to the income statement

	Group
Impairment charge/(release) to the income statement	2017	2016	2015
	£m	£m	£m
Loans and advances to customers	311	125	(54)

Charge/(release) to the income statement for continuing operations	311	125	(54)

	Group
	2017	2016	2015
	£m	£m	£m
Gross income not recognised but which would have been recognised under the original terms of the impaired loans
Domestic	145	161	202
Foreign	1	1	1

Total	146	162	203

	Group
	2017	2016	2015
	£m	£m	£m
Interest on impaired loans included in net interest income
Domestic	31	38	51

Total	31	38	51

Summary of impaired financial assets

	Group
	2017			2016
			Carrying			Carrying
	Cost	Provision	value	Cost	Provision	value
	£m	£m	£m	£m	£m	£m
Loans and receivables
Loans and advances to customers (1)	1,798	1,229	569	1,961	1,376	585

	Group
	Carrying	Carrying
	value	value
	2017	2016
	£m	£m
Available-for-sale securities
Equity shares	1	1

	Bank
	2017			2016
			Carrying			Carrying
	Cost	Provision	value	Cost	Provision	value
	£m	£m	£m	£m	£m	£m
Loans and receivables
Loans and advances to customers (2)	1,325	983	342	1,689	1,205	484

Notes:

(1)	Impairment provisions individually assessed on balances of £951 million (2016 - £535 million).
(2)	Impairment provisions individually assessed on balances of £647 million (2016 - £425 million).